INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 39,242	$ 29,140
Less: Accumulated amortization	(12,235)	(8,427)
Less: Accumulated impairment loss	(16,946)
Intangible assets, net	10,061	20,713
Impairment of intangible assets	16,946	0	$ 0
Amortization expense	3,807	3,723	$ 2,436
Trademark identified in reverse acquisition | Haitaoche
Finite-Lived Intangible Assets, Net
Intangible assets gross	15,100	15,100
Trademark identified in reverse acquisition | Morning Star
Finite-Lived Intangible Assets, Net
Impairment of intangible assets	8,305
Technology identified in acquisition of Morning Star | Morning Star
Finite-Lived Intangible Assets, Net
Intangible assets gross	13,972	13,972
Intangible assets, net	0
Impairment of intangible assets	8,641
Customer relationship | Zhejiang Ordinary Smile Auto Sales Co Ltd
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 10,100
Remaining useful life	10 years
Software
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 70	$ 68